Stock-BasedCompensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock-based compensation expense by operating expense category

Total stock-based compensation expense, by operating expense category, as recorded in the consolidated statements of operations was as follows (in thousands):

	Year Ended December 31,
	2014	2015	2016
Platform operations	$14	$71	$756
Sales and marketing	50	127	1,707
Technology and development	909	85	1,513
General and administrative	3,572	91	1,080

Total	$4,545	$374	$5,056

Summary of stock option activity

A summary of stock option activity for the year ended December 31, 2016 is as follows:

	Shares Under Option (in thousands)	Weighted- Average Exercise Price	Weighted-Average Contractual Life (years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2015	5,177	$0.74	7.4
Granted	1,110	21.35
Exercised	(785)	0.63
Cancelled	(73)	3.21

Outstanding as of December 31, 2016(1)	5,429	$4.94	7.1	$124,243

Exercisable as of December 31, 2016	3,148	$0.58	5.8	$85,266

(1)	Includes options to purchase 389 and 5,040 shares of Class A and Class B common stock, respectively.

Schedule of weighted-average assumptions used to value options granted to employees

The fair value of options on the date of grant is estimated based on the Black-Scholes option pricing model. The weighted average assumptions used to value options granted to employees for the periods presented were as follows:

	Year Ended December 31,
	2014	2015	2016
Expected term (years)	6.0	6.0	6.0
Expected volatility	62.5%	64.5%	58.1%
Risk-free interest rate	2.02%	1.62%	1.62%
Estimated dividend yield	—%	—%	—%

Schedule of weighted-average assumptions used to estimate the fair value of ESPP shares

The fair value of ESPP shares was estimated using the Black-Scholes option pricing model with the following weighted-average assumptions:

Expected term (years)	0.8
Expected volatility	48.9%
Risk-free interest rate	0.69%
Estimated dividend yield	—%